PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2020	2021
Spare parts	$7,077	$6,467
Prepaid value added tax (“VAT”)	121	34,300
Prepaid costs for equity offering of Xinjiang Daqo	1,511	—
Others	2,768	917
Total	$11,477	$41,684